Restructuring and Other - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Restructuring And Other Recoveries [Line Items]
Restructuring charge	$ 0	$ 18,061
Canadian Emergency Wage Subsidy Program [Member]
Disclosure Of Restructuring And Other Recoveries [Line Items]
Salary And Wage Subsidies Recognized	24,000	26,000
Operating Expense Reduction Due To Wage Subsidies	21,000	21,000
General And Administrative Expense Reduction Due To Wage Subsidies	$ 3,000	$ 5,000